UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

NY Tax Free Money Fund
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
New York
Albany, NY, Industrial Development Agency, Albany College of Pharmacy, Series A, 0.12% *, 7/1/2038, LOC: TD BankNorth NA	1,230,000	1,230,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.14% *, 9/1/2033, LOC: Hudson River Bank & Trust Co.	3,000,000	3,000,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.22% *, 10/1/2041, LIQ: Barclays Bank PLC	2,200,000	2,200,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.22% *, 10/1/2041, LIQ: Barclays Bank PLC	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.14% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	2,000,000	2,000,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.14% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,400,000	3,400,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.15% *, 8/1/2029, LOC: JPMorgan Chase Bank NA	1,800,000	1,800,000
New York, Barclays Capital Municipal Trust Receipts, Series 6W-D, 144A, 0.13% *, 3/15/2037, LIQ: Barclays Bank PLC	1,850,000	1,850,000
New York, State Dormitory Authority Lease Revenue, Court Facilities, Series A, Prerefunded 5/15/2013 @ 100, 5.375%, 5/15/2021	600,000	603,683
New York, State Dormitory Authority Revenues, Memorial Sloan-Kettering Center, Series 1, Prerefunded 7/1/2013 @ 100, 5.0%, 7/1/2020, INS: NATL	175,000	177,075
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.13% *, 7/1/2031, LOC: Bank of America NA	2,475,000	2,475,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 144A, 5.0%, 2/15/2014	200,000	208,125
New York, State Energy Research & Development Authority, Consolidated Edison Co., Inc., Series A-3, AMT, 0.12% *, 6/1/2036, LOC: Scotiabank	400,000	400,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.12% *, 5/15/2037, LIQ: Fannie Mae	625,000	625,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series B, 0.19% *, 11/1/2049, LOC: Wells Fargo Bank NA	3,000,000	3,000,000
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.16% *, 5/15/2036, LIQ: Fannie Mae	2,000,000	2,000,000
New York, State Mortgage Agency Homeowner Mortgage Revenue, Series 173, 0.23% *, Mandatory Put 5/1/2013 @ 100, 4/1/2040	1,835,000	1,835,000
New York, State Power Authority, 0.17% *, Mandatory Put 9/3/2013 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	2,000,000	2,000,000
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series B, 5.0%, 4/1/2013	1,100,000	1,100,000
Series A, 5.0%, 4/1/2014	340,000	355,763
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 3.0%, 12/15/2013	250,000	254,490
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.13% *, 9/1/2040, LIQ: Wells Fargo Bank NA	730,000	730,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.17% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,410,000	1,410,000
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.15% *, 12/1/2037, LOC: Citibank NA	2,320,000	2,320,000
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series C, 0.22% *, Mandatory Put 1/31/2014 @ 100, 5/1/2045	2,015,000	2,015,000
Series D-1-A, 2.05%, 5/1/2013	520,000	520,618
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Plaza Residences LP, Series A, AMT, 0.16% *, 7/1/2039, LOC: Citibank NA	1,465,000	1,465,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Psychotherapy & Counseling Center, 0.13% *, 6/1/2038, LOC: JPMorgan Chase Bank NA	2,790,000	2,790,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 144A, 0.11% *, 11/15/2028, SPA: TD Bank NA	2,000,000	2,000,000
Series D-2, 5.0%, 11/1/2013	1,450,000	1,490,314
New York, NY, General Obligation:
Series A-6, 144A, 0.11% *, 8/1/2031, LOC: Mizuho Corporate Bank	1,800,000	1,800,000
Series B2, 0.14% *, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Series F-1, 5.0%, 9/1/2013	5,000	5,100
Series F-1, ETM, 5.0%, 9/1/2013	995,000	1,014,982
Port Authority of New York & New Jersey, 4.0%, 12/1/2013	1,840,000	1,886,450
South Jersey, NJ, Transportation Authority, Series A-3, 0.1% *, 11/1/2039, LOC: Wells Fargo Bank NA	1,000,000	1,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $55,461,600) †	99.7	55,461,600
Other Assets and Liabilities, Net	0.3	159,687

Net Assets	100.0	55,621,287

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2013.

† The cost for federal income tax purposes was $55,461,600.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2013 valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(a)	$—	$55,461,600	$—	$55,461,600
Total	$—	$55,461,600	$—	$55,461,600

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013